INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

20. INCOME TAXES

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, Chijet Motor is not subject to tax on income or capital gain. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiary, Baoya Technology Holdings Limited is incorporated in the BVI and under the current laws of the BVI, Baoya Technology Holdings Limited is not subject to tax on income or capital gain. In addition, payments of dividend by the subsidiary to its shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Baoyaev Group Limited, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HKD $2.0 million assessable profits will be subject to an 8.25% lower tax rate and remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime became effective in 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

The PRC

The Company’s subsidiaries that are incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, most of the Company’s PRC subsidiaries are subject to a CIT statutory rate of 25%. Shandong Baoya and FAW Jilin were subject to a CIT statutory rate of 15% due to their qualifications as high and new technology enterprises in 2024 and 2025.

For the six months ended on June 30, 2025 and 2024, income tax expenses were both nil.

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the period presented are as follows:

	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Loss before income tax expenses	(61,489)	(31,523)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(15,372)	(7,881)
Use of NOL	-	(98)
Effect of additional deduction for qualified R&D expenses	(40)	(269)
Effect of changes in asset value	283	332
Non-deductible expenses	24	48
Changes in valuation allowance and others	15,105	7,868
Income tax expenses	-	-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Company’s deferred tax assets (liabilities) consisted of the following components:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carryforwards	203,421	187,327
Accrued warranty	24	61
Accrued expenses	17,126	13,235
Investment loss	-	764
Inventory impairment	2,329	2,314
Fixed assets impairment provision	849	844
Bad debts	68	58
Accrued payroll	16,716	9,358
Subtotal	240,533	213,961

Fair value change of fixed assets	(9,334)	(9,508)
Fair value change of intangible assets	(3,536)	(3,560)
Total deferred tax liabilities	(12,870)	(13,068)

Net deferred tax assets	227,663	200,893
Less: valuation allowance	(227,663)	(200,893)
Deferred tax assets, net of valuation allowance	-	-

A valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future.

The Company has tax losses arising in Mainland China of US$823.80 million that will expire in one to ten years that are available for deduction against future taxable profits.